Credit Risk - Summary of Country Risk Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 322,745	£ 310,155
Governments
Disclosure of credit risk exposure [line items]
Exposure	46,000	32,100
Government Guaranteed
Disclosure of credit risk exposure [line items]
Exposure	0	0
Banks
Disclosure of credit risk exposure [line items]
Exposure	7,600	9,300
Other Financial Institutions
Disclosure of credit risk exposure [line items]
Exposure	22,600	26,000
Retail
Disclosure of credit risk exposure [line items]
Exposure	206,100	204,500
Corporate counterparty
Disclosure of credit risk exposure [line items]
Exposure	42,200	40,000
Total For Counterparties Excluding Other Banco Santander Group Members
Disclosure of credit risk exposure [line items]
Exposure	324,500	311,900
Eurozone Countries [member] | Governments
Disclosure of credit risk exposure [line items]
Exposure	500	400
Eurozone Countries [member] | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Governments | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Governments | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Governments | France
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries [member] | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	400	300
Eurozone Countries [member] | Government Guaranteed
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Government Guaranteed | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Banks
Disclosure of credit risk exposure [line items]
Exposure	2,400	3,000
Eurozone Countries [member] | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Banks | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Banks | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Banks | France
Disclosure of credit risk exposure [line items]
Exposure	500	600
Eurozone Countries [member] | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposure	700	1,300
Eurozone Countries [member] | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries [member] | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	1,100	1,000
Eurozone Countries [member] | Other Financial Institutions
Disclosure of credit risk exposure [line items]
Exposure	7,600	10,900
Eurozone Countries [member] | Other Financial Institutions | Ireland
Disclosure of credit risk exposure [line items]
Exposure	6,000	7,500
Eurozone Countries [member] | Other Financial Institutions | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone Countries [member] | Other Financial Institutions | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Other Financial Institutions | France
Disclosure of credit risk exposure [line items]
Exposure	200	500
Eurozone Countries [member] | Other Financial Institutions | Germany
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone Countries [member] | Other Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	1,300	2,700
Eurozone Countries [member] | Other Financial Institutions | Other
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone Countries [member] | Retail
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Corporate counterparty
Disclosure of credit risk exposure [line items]
Exposure	800	300
Eurozone Countries [member] | Corporate counterparty | Ireland
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries [member] | Corporate counterparty | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Corporate counterparty | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone Countries [member] | Corporate counterparty | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone Countries [member] | Corporate counterparty | Germany
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries [member] | Corporate counterparty | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone Countries [member] | Corporate counterparty | Other
Disclosure of credit risk exposure [line items]
Exposure	400	0
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members
Disclosure of credit risk exposure [line items]
Exposure	11,300	14,600
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Ireland
Disclosure of credit risk exposure [line items]
Exposure	6,100	7,600
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Spain (excl. Banco Santander)
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | France
Disclosure of credit risk exposure [line items]
Exposure	800	1,200
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Germany
Disclosure of credit risk exposure [line items]
Exposure	900	1,400
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	1,500	2,900
Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Other
Disclosure of credit risk exposure [line items]
Exposure	1,900	1,400
All Other Countries [member] | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	300	200
All Other Countries [member] | Governments | UK
Disclosure of credit risk exposure [line items]
Exposure	42,000	28,300
All Other Countries [member] | Governments | US
Disclosure of credit risk exposure [line items]
Exposure	800	1,000
All Other Countries [member] | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposure	2,400	2,200
All Other Countries [member] | Governments | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Government Guaranteed | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Government Guaranteed | UK
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Government Guaranteed | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Government Guaranteed | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Government Guaranteed | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	500	500
All Other Countries [member] | Banks | UK
Disclosure of credit risk exposure [line items]
Exposure	2,800	3,100
All Other Countries [member] | Banks | US
Disclosure of credit risk exposure [line items]
Exposure	900	1,100
All Other Countries [member] | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposure	1,000	1,600
All Other Countries [member] | Banks | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Other Financial Institutions | Other
Disclosure of credit risk exposure [line items]
Exposure	100	100
All Other Countries [member] | Other Financial Institutions | UK
Disclosure of credit risk exposure [line items]
Exposure	14,800	15,000
All Other Countries [member] | Other Financial Institutions | US
Disclosure of credit risk exposure [line items]
Exposure	100	0
All Other Countries [member] | Other Financial Institutions | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Other Financial Institutions | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Retail | UK
Disclosure of credit risk exposure [line items]
Exposure	206,100	204,500
All Other Countries [member] | Retail | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Retail | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Corporate counterparty | Other
Disclosure of credit risk exposure [line items]
Exposure	700	800
All Other Countries [member] | Corporate counterparty | UK
Disclosure of credit risk exposure [line items]
Exposure	40,400	38,200
All Other Countries [member] | Corporate counterparty | US
Disclosure of credit risk exposure [line items]
Exposure	300	200
All Other Countries [member] | Corporate counterparty | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Other Countries [member] | Corporate counterparty | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	500
All Other Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Other
Disclosure of credit risk exposure [line items]
Exposure	1,600	1,600
All Other Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | UK
Disclosure of credit risk exposure [line items]
Exposure	306,100	289,100
All Other Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | US
Disclosure of credit risk exposure [line items]
Exposure	2,100	2,300
All Other Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Japan
Disclosure of credit risk exposure [line items]
Exposure	3,400	3,800
All Other Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	500
All Countries Excluding Eurozone Countries [member] | Governments
Disclosure of credit risk exposure [line items]
Exposure	45,500	31,700
All Countries Excluding Eurozone Countries [member] | Government Guaranteed
Disclosure of credit risk exposure [line items]
Exposure	0	0
All Countries Excluding Eurozone Countries [member] | Banks
Disclosure of credit risk exposure [line items]
Exposure	5,200	6,300
All Countries Excluding Eurozone Countries [member] | Other Financial Institutions
Disclosure of credit risk exposure [line items]
Exposure	15,000	15,100
All Countries Excluding Eurozone Countries [member] | Retail
Disclosure of credit risk exposure [line items]
Exposure	206,100	204,500
All Countries Excluding Eurozone Countries [member] | Corporate counterparty
Disclosure of credit risk exposure [line items]
Exposure	41,400	39,700
All Countries Excluding Eurozone Countries [member] | Total For Counterparties Excluding Other Banco Santander Group Members
Disclosure of credit risk exposure [line items]
Exposure	£ 313,200	£ 297,300